Performance Management - Relative Sentiment Tactical Allocation ETF	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance, as well as, each component index of the custom blended benchmark index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at https://relativesentimentetfs.com/.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance, as well as, each component index of the custom blended benchmark index.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]
For the year-to-date period ended June 30, 2025, the Fund’s total return was 11.89%.
During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 7.05% (quarter ended December 31, 2023) and the Fund’s lowest return for a calendar quarter was (3.40)% (quarter ended September 30, 2023).
Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	11.89%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	7.05%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(3.40%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Returns(for periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through a tax- deferred arrangement, such as a 401(k) plan or an IRA.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Table Closing [Text Block]
After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through a tax- deferred arrangement, such as a 401(k) plan or an IRA.
The Fund’s custom blended benchmark is comprised of three separate indices, namely, 40% Solactive U.S. Aggregate Bond Index, 30% Solactive GBS United States 1000 NTR Index, and 30% Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index. The Solactive U.S. Aggregate Bond Index is a total return index that aims to track the performance of the USD denominated bond market. The Solactive GBS United States 1000 Index intends to track the performance of the largest 1000 companies from the US stock market and is based on the Solactive Global Benchmark Series. The Solactive GBS Developed Markets ex N.A. Large & Mid Cap Index is a broad-based index covering mid- to large- cap equity securities in international, developed markets outside of North America.
Performance Availability Website Address [Text]	https://relativesentimentetfs.com